UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-02736
                 ---------------------------------------------

                       PETROLEUM & RESOURCES CORPORATION

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                      Petroleum & Resources Corporation
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2007

Date of reporting period: September 30, 2007

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                              September 30, 2007
                                  (unaudited)

                                        Shares    Value (A)
                                       --------- ------------
Stocks And Convertible Securities -- 94.0%

  Energy -- 87.9%
   Integrated -- 36.9%
   Chevron Corp.                         715,000 $ 66,909,700
   ConocoPhillips                        556,891   48,878,323
   Exxon Mobil Corp.                   1,245,000  115,237,200
   Hess Corp. (B)                        195,000   12,973,350
   Marathon Oil Co.                      240,000   13,684,800
   Murphy Oil Corp.                      216,500   15,131,185
   Royal Dutch Shell plc ADR             265,000   21,777,700
   Suncor Energy                          90,000    8,532,900
   Total S.A. ADR                        390,000   31,601,700
   Valero Energy Corp.                   425,000   28,551,500
                                                 ------------
                                                  363,278,358
                                                 ------------
   Exploration & Production -- 14.4%
   Apache Corp.                          158,200   14,247,492
   Devon Energy Corp.                    330,000   27,456,000
   EOG Resources, Inc. (B)               230,000   16,635,900
   Forest Oil Corp (C)                    37,000    1,592,480
   Newfield Exploration Co. (C)          175,000    8,428,000
   Noble Energy, Inc.                    340,000   23,813,600
   Occidental Petroleum Corp.            400,000   25,632,000
   XTO Energy Inc.                       390,000   24,117,600
                                                 ------------
                                                  141,923,072
                                                 ------------

   Services -- 23.4%
   Baker Hughes, Inc.                    205,000   18,525,850
   BJ Services Co.                       240,000    6,372,000
   Bronco Drilling Co., Inc. (B) (C)     240,000    3,552,000
   ENSCO International, Inc.             209,150   11,733,315
   GlobalSantaFe Corp.                   290,000   22,045,800
   Grant Prideco Inc. (C)                308,000   16,792,160
   Hercules Offshore, Inc. (B) (C)       542,320   14,159,975
   Nabors Industries Ltd. (C)            520,000   16,000,400
   Noble Corp.                           600,000   29,430,000
   Schlumberger Ltd. (B)                 560,000   58,800,000
   Weatherford International,
    Ltd. (C)                             493,560   33,157,361
                                                 ------------
                                                  230,568,861
                                                 ------------

                                       Shares   Value (A)
                                       ------- ------------

   Utilities -- 13.2%
   AGL Resources Inc.                  170,000 $  6,735,400
   Duke Energy Corp.                   217,624    4,067,392
   Energen Corp.                       400,000   22,848,000
   Equitable Resources Inc.            450,000   23,341,500
   MDU Resources Group, Inc.           375,000   10,440,000
   National Fuel Gas Co. (B)           200,000    9,362,000
   New Jersey Resources Corp.          200,000    9,918,000
   Northeast Utilities                 100,000    2,857,000
   Questar Corp.                       320,000   16,809,600
   SEMCO Energy, Inc. (C)              670,300    5,288,667
   Spectra Energy Corp.                108,812    2,663,718
   Williams Companies, Inc.            450,000   15,327,000
                                               ------------
                                                129,658,277
                                               ------------
  Basic Industries -- 6.1%
   Basic Materials & Other -- 6.1%
   Air Products and Chemicals, Inc.    115,000   11,242,400
   Aqua America, Inc. (B)              281,000    6,373,080
   du Pont (E.I.) de Nemours and Co.   157,500    7,805,700
   General Electric Co.                370,000   15,318,000
   Lubrizol Corp.                      125,000    8,132,500
   Rohm & Haas Co.                     200,000   11,134,000
                                               ------------
                                                 60,005,680
                                               ------------
Total Stocks And Convertible Securities
 (Cost $343,591,848) (D)                       $925,434,248
                                               ------------

--------------------------------------------------------------------------------

                              September 30, 2007
                                  (unaudited)



                                       Prin. Amt.   Value (A)
                                       ----------- -----------
Short-Term Investments -- 6.1%

   U.S. Government Obligations -- 1.5%
   U.S. Treasury Bills,
    4.29-4.65%, due 11/15/07           $15,000,000 $14,914,163
                                                   -----------
   Time Deposit -- 0.0%
   Citibank, N.A.,
    4.37%, due 10/1/07                     294,132     294,132
                                                   -----------

   Commercial Paper -- 4.6%
   American Express Credit Corp.,
    4.70-5.21%, due 10/9/07-11/1/07      7,000,000   6,980,775
   American General Finance, Inc.,
    4.78-5.15%, due 10/4/07-
    10/18/07                             6,400,000   6,391,403
   Chevron Funding Corp.,
    4.95%, due 10/16/07                  4,800,000   4,790,100
   Coca-Cola Enterprises Inc.,
    4.85%, due 10/22/07                  3,600,000   3,589,815
   General Electric Capital Corp.,
    4.98%, due 10/4/07                   2,000,000   1,999,170
   General Electric Capital Services
    Corp., 4.72%, due 10/23/07           5,000,000   4,985,578
   LaSalle Bank Corp.,
    5.00%, due 10/11/07                  1,500,000   1,497,917

                                    Prin. Amt.        Value (A)
                                    -----------    --------------

   Prudential Funding, LLC,
    5.23%, due 10/2/07              $ 5,500,000    $    5,499,201
   Toyota Motor Credit Corp.,
    5.14-5.21%, due 10/9/07-
    10/11/07                          7,000,000         6,990,599
   United Parcel Service of
    America, Inc.,
    4.40%, due 10/30/07               2,300,000         2,291,848
                                                   --------------
                                                       45,016,406
                                                   --------------
Total Short-Term Investments
 (Cost $60,224,701)                                    60,224,701
                                                   --------------
Total Securities Lending Collateral -- 6.3%
 (Cost $62,045,317)
   Brown Brothers Investment
    Trust, 5.24%, due 10/1/07                          62,045,317
                                                   --------------

Total Investments -- 106.4%
 (Cost $465,861,866)                                1,047,704,266
  Cash, receivables, prepaid
   expenses and other assets, less
   liabilities -- (6.4)%                              (63,476,698)
                                                   --------------
Net Assets -- 100%                                 $  984,227,568
                                                   ==============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B) Some of the shares of this company are on loan. See note 8 to financial statements.
(C) Presently non-dividend paying.
(D) The aggregate market value of stocks held in escrow at September 30, 2007 covering open call option contracts written was $1,925,180. In addition, the aggregate market value of securities segregated by the Corporation's custodian required to collateralize open put option contracts written was $3,895,000.

                               PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

                              September 30, 2007
                                  (unaudited)


  TEN LARGEST PORTFOLIO HOLDINGS

                                          Market Value   % of Net Assets
          --------------------------------------------------------------
          Exxon Mobil Corp.               $115,237,200        11.7%
          Chevron Corp.                     66,909,700         6.8
          Schlumberger Ltd.                 58,800,000         6.0
          ConocoPhillips                    48,878,323         5.0
          Weatherford International, Ltd.   33,157,361         3.3
          Total S.A. ADR                    31,601,700         3.2
          Noble Corp.                       29,430,000         3.0
          Valero Energy Corp.               28,551,500         2.9
          Devon Energy Corp.                27,456,000         2.8
          Occidental Petroleum Corp.        25,632,000         2.6
                                          ------------        ----
               Total                      $465,653,784        47.3%

          --------------------------------------------------------------

  SECTOR WEIGHTINGS

       [CHART]

Integrated                       36.9%
Exploration & Production         14.4%
Services                         23.4%
Utilities                        13.2%
Basic Materials & Other           6.1%
Short-Term Investments            6.1%

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                              September 30, 2007
                                  (unaudited)


 Contracts                                  Contract
(100 shares                        Strike   Expiration    Appreciation/
   each)           Security        Price      Date       (Depreciation)
-----------------------------------------------------------------------

                       COVERED CALLS

    240     Marathon Oil Co....... $62.50   Oct 07          $ 5,640
    100     Rohm & Haas Co........   55     Oct 07           (4,037)
    ---                                                     -------
    340                                                       1,603
    ---                                                     -------

                    COLLATERALIZED PUTS


    150     GlobalSantaFe Corp....   60     Oct 07           12,300
    100     Lubrizol Corp.........   55     Dec 07            4,700
    100     Lubrizol Corp.........   60     Dec 07           (5,800)
    180     Noble Corp............   40     Dec 07            1,529
    150     Total S.A. ADR........   75     Nov 07           (4,200)
    ---                                                     -------
    680                                                       8,529
    ---                                                     -------
                                                            $10,132
                                                            =======

12


        (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-
diversified  investment  company.  The  Corporation  is   an
internally-managed fund emphasizing petroleum and other natural resource investments. The investment objectives of the Corporation are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Security Valuation-Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

For federal income tax purposes, the identified cost of securities at September 30, 2007 was $465,832,043 and net unrealized appreciation aggregated $581,872,223, of which the related gross unrealized appreciation and depreciation were $583,698,982 and $1,826,759, respectively.

8. PORTFOLIO SECURITIES LOANED
The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At September 30, 2007, the Corporation had securities on loan of $60,681,454 and held collateral of $62,045,317, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of October 17, 2007, an evaluation was performed under the supervision and with the participation of the officers of Petroleum & Resources Corporation (the "Corporation"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Corporation's disclosure controls and procedures. Based on that evaluation, the Corporation's officers, including the PEO and PFO, concluded that, as of October 17, 2007, the Corporation's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Corporation on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Corporation is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Corporation's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Corporation's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Corporation's internal control over financial reporting.


Item 3.  EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30 a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   October 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   October 22, 2007


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   October 22, 2007